FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
401(K) Plan
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

	At December 31, 2025
	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable Inputs	Observable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Money Market Accounts	$1,111,249	$—	$—	$1,111,249
Mutual Funds	302,295	—	—	302,295
Collective Investment Funds	—	29,098,366	—	29,098,366
Orange County Bancorp, Inc. Stock Fund	3,760,136	—	—	3,760,136
Total Investments	$5,173,680	$29,098,366	$—	$34,272,046

	At December 31, 2024
	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable Inputs	Observable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Money Market Accounts	$864,261	$—	$—	$864,261
Mutual Funds	357,138	—	—	357,138
Collective Investment Funds	—	26,445,580	—	26,445,580
Orange County Bancorp, Inc. Stock Fund	3,595,095	—	—	3,595,095
Total Investments	$4,816,494	$26,445,580	$—	$31,262,074